As filed with the Securities and Exchange Commission on May 18, 2011

Securities Act File No. 333-32798

Investment Company Act File No. 811-8727

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 8	☒

(Check appropriate box or boxes)

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019 - 6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    On (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 18th day of May, 2011.

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	/s/ John T. Genoy	President	May 18, 2011
	John T. Genoy	(Principal Executive Officer)

	/s/ Donna M. Handel	Treasurer	May 18, 2011
	Donna M. Handel	(Principal Financial and Accounting Officer)

	*	Director	May 18, 2011
Richard W. Grant

	*	Director	May 18, 2011
Stephen J. Gutman

	*	Director	May 18, 2011
Dr. Judith L. Craven

	*	Director	May 18, 2011
William F. Devin

	*	Director	May 18, 2011
Peter A. Harbeck

*By:	/s/ John E. Mclean		May 18, 2011
John E. Mclean
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase